NET INCOME (LOSS) PER SHARE AND PER ADS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Net income (loss) attributable to IFM Investments Limited	$ (17,555)	(108,924)	(73,151)	(47,990)
Numerator for basic and diluted net income (loss) per share		(108,924)	(73,151)	(47,990)
Denominator:
Weighted-average shares-basic	669,132,000	669,132,000	668,198,000	667,672,000
Weighted averages shares-diluted	669,132,000	669,132,000	668,198,000	667,672,000
Net loss per share, basic (in dollars per share)	$ (0.03)	(0.16)	(0.11)	(0.07)
Net loss per share, diluted (in dollars per share)	$ (0.03)	(0.16)	(0.11)	(0.07)
Net loss per ADS, basic	$ (1.18)	(7.33)	(4.93)	(3.23)
Net loss per ADS, diluted	$ (1.18)	(7.33)	(4.93)	(3.23)
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Shares of stock options not included in calculating diluted EPS	38,600,000	38,600,000	40,400,000	39,100,000